Schedule II - Valuation And Qualifying Accounts (Details) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 3,856	$ 3,585	$ 1,201
Charged to Costs and Expenses	5,027	1,982	1,598
Charged to Other Accounts	88	854	3,571
Write-offs	(2,594)	(2,565)	(2,785)
Balance at End of Year	$ 6,377	$ 3,856	$ 3,585